Income Taxes - Reconciliation of the Provision for Income Taxes, With the Amount Computed by Applying United Kingdom Statutory Main Corporation Tax Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income (loss) from continuing operations before provision for income taxes	$ 589	$ 529	$ (848)
United Kingdom statutory tax rate (as a percent)	19.00%	19.00%	19.00%
Statutory tax expense (benefit)	$ 112	$ 100	$ (161)
Change in valuation allowances	22	125	128
Italy regional tax (“IRAP”) and state taxes	33	41	9
Non-deductible expenses	17	25	2
Base erosion and anti-abuse (“BEAT”) tax	0	17	13
Foreign tax and statutory rate differential	42	17	(14)
Foreign tax expense, net of U.S. federal benefit	18	11	10
Provision to return adjustment	(9)	6	0
GILTI tax	9	5	3
Non-deductible goodwill impairment	0	0	56
Non-taxable gain on sale of business	(79)	0	0
Non-taxable foreign exchange loss (gain)	2	(11)	0
Italian patent box tax benefit	0	(27)	0
Tax law changes	6	(38)	(20)
Other	2	2	2
Provision for income taxes	$ 175	$ 274	$ 28
Effective tax rate (as a percent)	29.70%	51.80%	(3.30%)